(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share
The net income (loss) available for common shareholders and earnings (loss) per common share are presented in the table below:

	Year Ended December 31,
	2023 $	2022 $	2021 $
Net income (loss)	513,671	229,086	(242,372)

Weighted-average number of common shares - basic (1)	34,159,818	33,997,579	33,859,306
Dilutive effect of stock-based awards	408,342	289,496	—
Weighted average number of common shares - diluted	34,568,160	34,287,075	33,859,306
Earnings (loss) per common share:
- Basic	15.04	6.74	(7.16)
- Diluted	14.86	6.68	(7.16)